Putnam Investments

100 Federal Street

Boston, MA 02110

July 5, 2022

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam Funds Trust (“the Trust”) on behalf of Putnam Floating Rate Income Fund (“the Fund”) (Reg. No. (333-515) (811-07813) Post-Effective Amendment No. 367 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 367 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on June 28, 2022.

Comments or questions concerning this certificate may be directed to Venice Monagan at 1-800-225-2465, ext. 12577.

Very truly yours,

Putnam Funds Trust

/s/ Jonathan S. Horwitz

By:	_______________________________________

Jonathan S. Horwitz

Executive Vice President, Principal Executive Officer and Compliance Liaison

cc:  James E. Thomas, Esq.

Ropes & Gray LLP